Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000256479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	8.64%	5.98%	11.21%
C000256478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	13.53%	6.39%	10.98%
C000256477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	15.64%	7.60%	12.26%
C000256476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	15.51%	7.47%	12.12%
C000256494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	25.20%	10.87%	8.20%
C000256491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	30.87%	11.36%	7.98%
C000256492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	33.35%	12.50%	8.99%
C000256493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	33.29%	12.66%	9.29%
Without Sales Load [Member] | C000256479 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	15.27%	7.24%	11.87%
Without Sales Load [Member] | C000256478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	14.35%	6.39%	10.98%
Without Sales Load [Member] | C000256494 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	32.82%	12.19%	8.84%
Without Sales Load [Member] | C000256491 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	31.87%	11.36%	7.98%
S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
MSCI EAFE Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Total Return USD Index
Average Annual Return, Percent	24.50%	9.27%	7.72%
MSCI ACWI Ex USA Net Total Return USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Net Total Return USD Index
Average Annual Return, Percent	26.04%	8.41%	7.89%
Russell Midcap Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return Index
Average Annual Return, Percent	3.29%	7.94%	12.39%